Segment Reporting (Details) - Schedule of presents the segment information - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Segment Reporting Information [Line Items]
Revenue	$ 169,724,346	$ 234,752,580	$ 224,758,556
Merchandise costs	140,293,419	191,040,547	181,501,073
Interest expenses, net	(2,422,079)	(2,785,766)	(2,187,400)
Provision for income tax	714,400	2,234,676	3,307,048
Net income (loss)	(8,048,822)	3,924,148	4,952,327
Depreciation and amortization	1,226,496	1,217,455	626,188
Capital expenditures	934,960	3,037,813	2,939,471
Directly-Operated Physical Stores [Member]
Segment Reporting Information [Line Items]
Revenue	11,606,180	12,965,904	30,645,214
Merchandise costs	8,882,991	11,261,970	25,570,591
Interest expenses, net	(165,628)	(153,864)	(298,246)
Provision for income tax	48,853	123,426	450,907
Net income (loss)	(550,399)	216,739	675,236
Depreciation and amortization	83,870	67,243	85,379
Capital expenditures	459,856	928,319	781,023
Online Stores and Others [Member]
Segment Reporting Information [Line Items]
Revenue	20,700,011	122,150,105	111,435,341
Merchandise costs	16,221,524	98,589,103	88,899,645
Interest expenses, net	(295,403)	(1,449,533)	(1,084,513)
Provision for income tax	87,130	1,162,781	1,639,635
Net income (loss)	(981,655)	2,041,874	2,455,365
Depreciation and amortization	149,587	633,485	310,464
Capital expenditures	366,440	1,174,609	1,252,666
Franchise stores and wholesale customers [Member]
Segment Reporting Information [Line Items]
Revenue	137,418,155	99,636,571	82,678,001
Merchandise costs	115,188,904	81,189,474	67,030,837
Interest expenses, net	(1,961,048)	(1,182,369)	(804,641)
Provision for income tax	578,417	948,469	1,216,506
Net income (loss)	(6,516,768)	1,665,535	1,821,726
Depreciation and amortization	993,039	516,727	230,345
Capital expenditures	$ 108,664	$ 934,885	$ 905,782